Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Schedule of Other Income Net
Total unrealized and realized gains and losses of equity investments without readily determinable fair values in 2019 and 2020 were as follows:

	For the years ended December 31
	2019	2020
	RMB	RMB	US$
Gross unrealized gains (upward adjustments)	17,298	—	—
Gross unrealized losses (downward adjustments including impairment)	—	(39,181)	(6,005)

Net unrealized gains/losses on equity investments held	17,298	(39,181)	(6,005)
Net realized gains on equity investments sold	6,778	—	—

Total net gains/losses recognized in other income, net	24,076	(39,181)	(6,005)